AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 25, 2020

No. 333-147622

No. 811-22148

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 395	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 396	☒

(Check appropriate box or boxes)

INVESCO ACTIVELY MANAGED

EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

(800) 983-0903

(Registrant’s Telephone Number, including Area Code)

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With Copies to:

Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601 Chicago, Illinois 60606	Eric S. Purple Stradley Ronon Stevens & Young LLP 2000 K Street, NW, Suite 700 Washington, DC 20006

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	on April 16, 2020 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)

☐	on [date] pursuant to paragraph (a)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 395 (the “Amendment”) to the Registration Statement on Form N-1A for Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating April 16, 2020, as the new effective date for Post-Effective Amendment No. 386 to the Trust’s Registration Statement, which was filed on December 13, 2019 pursuant to Rule 485(a) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment No. 389 to the Trust’s Registration Statement filed on February 25, 2020, respectively. This Amendment relates solely to Invesco Intermediate Bond Factor ETF, Invesco Multi-Sector Bond Income Factor ETF and Invesco Short-Term Bond Factor ETF, each a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 386 to the Trust’s Registration Statement, which was filed on December 13, 2019, and Part C of Post-Effective Amendment No. 390 to the Trust’s Registration Statement, which was filed on February 28, 2020.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 25th day of March, 2020.

Invesco Actively Managed Exchange-Traded Fund Trust

By:	/s/ Daniel E. Draper
Daniel E. Draper
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper Daniel E. Draper	President	March 25, 2020

/s/ Kelli Gallegos Kelli Gallegos	Treasurer	March 25, 2020

/s/ Anna Paglia Anna Paglia	Secretary	March 25, 2020

*/s/ Ronn R. Bagge Ronn R. Bagge	Vice Chairman and Trustee	March 25, 2020

*/s/ Todd J. Barre Todd J. Barre	Trustee	March 25, 2020

*/s/ Kevin M. Carome Kevin M. Carome	Trustee	March 25, 2020

**/s/ Edmund P. Giambastiani, Jr. Edmund P. Giambastiani, Jr.	Trustee	March 25, 2020

**/s/ Victoria J. Herget Victoria J. Herget	Trustee	March 25, 2020

*/s/ Marc M. Kole Marc M. Kole	Trustee	March 25, 2020

*/s/ Yung Bong Lim Yung Bong Lim	Trustee	March 25, 2020

**/s/ Joanne Pace Joanne Pace	Trustee	March 25, 2020

*/s/ Gary R. Wicker Gary R. Wicker	Trustee	March 25, 2020

*/s/ Donald H. Wilson Donald H. Wilson	Chairman and Trustee	March 25, 2020

*By: /s/ Anna Paglia Anna Paglia Attorney-In-Fact	March 25, 2020

*	Anna Paglia signs pursuant to a power of attorney filed with Post-Effective Amendment No. 379 to the Trust’s Registration Statement and incorporated by reference herein.

**	Anna Paglia signs pursuant to a power of attorney filed with Post-Effective Amendment No. 390 to the Trust’s Registration Statement and incorporated by reference herein.